Equity (Details) - Employee Stock Option [Member]	6 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares
Option Indexed to Issuer's Equity [Line Items]
Outstanding, Beginning Balance	794,867
Forfeited	(208,000)
Exercised
Outstanding, Ending Balance	586,867
Exercisable	586,867
Weighted average exercise price, Beginning Balance | $ / shares	$ 2.40
Weighted average exercise price, Ending Balance | $ / shares	2.64
Weighted average exercise price, Exercisable | $ / shares	$ 2.64
Aggregate intrinsic value, Beginning Balance | $		[1]
Aggregate intrinsic value, Ending Balance | $		[1]
Aggregate intrinsic value, Excercisable | $		[1]

[1]	The intrinsic value of the stock options at June 30, 2020 is the amount by which the market value of the Company's common stock of $0.69 as of June 30, 2020 exceeds the exercise price of the options.